UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2008

1.805751.104

CTF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Connecticut - 86.5%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 536,790
Bridgeport Gen. Oblig.:
Series 2001 C, 5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,558,069
Series 2002 A:
5.375% 8/15/15 (FGIC Insured)	4,570,000	4,843,469
5.375% 8/15/19 (FGIC Insured)	3,000,000	3,116,970
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,412,294
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,806,598
5% 12/1/17 (FSA Insured)	1,830,000	1,980,005
5% 12/1/18 (FSA Insured)	1,635,000	1,749,924
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,852,585
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,865,000	5,384,891
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,316,830
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,229,035
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,523,380
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (b)	3,240,000	3,243,953
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (c)	5,000,000	4,062,400
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,047,190
Connecticut Gen. Oblig.:
Series 2001 B, 5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	5,000,000	5,364,100
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,458,279
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,448,642
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,329,820
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,423,750
Series 2004 B, 5% 6/1/15 (MBIA Insured)	7,500,000	8,173,875
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,162,045
5.25% 6/1/19 (AMBAC Insured)	10,000,000	11,184,200
5.25% 6/1/20 (AMBAC Insured)	16,915,000	18,812,525
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2006 A, 5% 12/15/15 (FSA Insured)	$ 2,000,000	$ 2,227,940
Series 2006 D:
5% 11/1/15	5,005,000	5,550,045
5% 11/1/24	17,980,000	18,837,286
5% 11/1/25	10,000,000	10,427,900
Series 2006 E, 5% 12/15/16	3,020,000	3,359,116
Series 2006 F, 5% 12/1/21	2,000,000	2,126,120
Series 2007 D, 5% 12/1/19	1,745,000	1,899,712
Series 2008 A, 5% 4/15/27	5,000,000	5,220,900
Series 2008 B, 5% 4/15/28	4,000,000	4,145,040
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,803,408
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,356,525
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,125,130
Series M, 5% 7/1/34	1,000,000	974,450
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,130,000	2,134,111
5.2% 8/1/38	4,190,000	4,114,915
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,172,363
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,007,190
Series G, 5% 7/1/38	3,000,000	2,918,220
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	2,640,000	3,190,704
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,941,649
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (MBIA Insured) (a)	2,000,000	2,105,640
Series K1, 5% 7/1/27 (MBIA Insured)	2,000,000	2,032,480
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,465,206
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,596,094
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	3,944,800
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,004,910
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	$ 13,000,000	$ 13,085,280
Series X1, 5% 7/1/42	14,015,000	14,133,567
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,329,013
5% 7/1/18 (AMBAC Insured)	3,020,000	3,216,844
5% 7/1/19 (AMBAC Insured)	2,035,000	2,146,660
5% 7/1/31 (AMBAC Insured)	7,000,000	7,026,530
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	325,000	328,383
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,621,916
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,037,080
5.5% 11/15/09 (MBIA Insured) (c)	5,500,000	5,583,325
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	2,445,000	2,529,035
Series 1991 B, 6.5% 10/1/12	7,100,000	8,104,863
Series 1992 B, 6.125% 9/1/12	8,680,000	9,455,645
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,331,170
Series 2003 B, 5% 1/1/15 (FGIC Insured)	8,910,000	9,567,202
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,131,840
5% 7/1/23 (AMBAC Insured)	3,260,000	3,372,111
Series 2004 B, 5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,520,276
Series 2005 A, 5% 7/1/15 (MBIA Insured)	5,010,000	5,491,160
Series 2007 A:
5% 8/1/26 (AMBAC Insured)	3,800,000	3,926,768
5% 8/1/27 (AMBAC Insured)	2,000,000	2,051,960
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,134,500
Series 2008 A:
5% 2/1/16	5,500,000	6,087,070
5% 2/1/17	3,000,000	3,320,640
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,019,051
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A:
5% 8/15/35 (MBIA Insured)	1,000,000	976,820
5% 11/15/37 (FSA Insured)	1,000,000	1,011,080
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	$ 1,335,000	$ 1,496,348
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,801,728
5% 9/1/22 (MBIA Insured)	1,700,000	1,765,994
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,381,325
5% 6/15/17 (AMBAC Insured) (c)	775,000	789,090
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,880,000	3,227,414
New Britain Gen. Oblig. Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,128,340
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,264,456
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (d)	30,000	33,750
5% 2/1/14 (MBIA Insured)	2,080,000	2,261,293
5% 2/1/15 (MBIA Insured)	1,705,000	1,862,900
5% 11/1/15 (AMBAC Insured)	2,575,000	2,832,989
5% 11/1/16 (AMBAC Insured)	6,000,000	6,606,840
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (d)	1,925,000	2,132,496
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,119,321
5% 1/15/16 (AMBAC Insured)	1,025,000	1,121,914
5% 1/15/17 (AMBAC Insured)	1,025,000	1,120,827
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (MBIA Insured)	1,500,000	1,537,380
5.25% 8/1/32 (MBIA Insured)	1,510,000	1,540,683
Eighteenth Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,704,576
Twentieth Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,129,874
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,064,550
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,251,995
Stamford Gen. Oblig.:
5.25% 7/15/14	6,565,000	7,228,656
5.25% 7/15/15	3,000,000	3,281,940
5.5% 7/15/13	2,675,000	2,936,642
5.5% 7/15/14	1,250,000	1,365,550
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,020,280
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	$ 1,100,000	$ 1,167,848
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,133,380
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,142,373
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,249,612
5% 1/15/15	1,135,000	1,246,582
5% 1/15/16	1,135,000	1,235,164
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,722,941
		443,150,313
Guam - 0.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	1,000,000	1,039,750
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	451,882
		1,491,632
Puerto Rico - 10.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,616,100
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,154,980
Series CC, 5.25% 7/1/33 (FSA Insured)	2,500,000	2,566,525
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,123,640
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,904,522
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,525,485
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	4,565,000	4,753,078
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,335,862
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	2,090,120
Series 2002 A, 5.5% 7/1/18 (MBIA Insured)	6,820,000	7,195,441
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,092,880
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,308,450
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,367,067
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	840,840
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series VV, 5.25% 7/1/24 (FGIC Insured)	$ 2,500,000	$ 2,551,125
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,159,280
		51,585,395
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,100,000	917,554
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $493,599,066)	497,144,894
NET OTHER ASSETS - 2.9%	14,710,198
NET ASSETS - 100%	$ 511,855,092
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 497,144,894	$ -	$ 497,144,894	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $493,505,280. Net unrealized appreciation aggregated $3,639,614, of which $9,916,404 related to appreciated investment securities and $6,276,790 related to depreciated investment securities.

Quarterly Report

Investments (Unaudited) - continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-ended mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2008

1.805777.104

NJT-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 400,404
New Jersey - 83.3%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	295,000	313,803
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,201,224
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) Series 2005, 5.25% 4/1/20	1,770,000	1,905,228
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,832,665
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,469,470
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,333
5.25% 8/15/17	20,000	21,211
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B:
5% 2/15/14	1,350,000	1,363,419
5.25% 2/15/11	2,075,000	2,118,824
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,619,825
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,793,632
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,683,584
Egg Hbr. Township School District 5.5% 7/15/18 (FSA Insured)	1,685,000	1,933,672
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,721,938
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,664,850
Series 2005 B, 6.375% 11/1/13 (MBIA Insured)	4,000,000	4,615,720
Series B:
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,841,168
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,161,022
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (MBIA Insured)	2,185,000	2,371,796
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/14 (MBIA Insured)	$ 3,210,000	$ 3,679,719
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,802,263
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,778,394
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,878,178
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,305,000
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,384,463
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	792,619
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,198,210
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,563,981
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,055,950
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,480,006
5.25% 9/15/17	2,000,000	2,165,900
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,016,998
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,113,716
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	895,713
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	299,578
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,360,815
Morristown Gen. Oblig. Series 2005:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,488,424
6.5% 8/1/19 (FSA Insured)	630,000	768,726
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) Series 1999, 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,140,940
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,672,490
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,044,550
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,608,580
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,687,840
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 18,455,000	$ 18,951,621
5.125% 3/1/30	2,175,000	2,203,123
5.25% 3/1/21	2,800,000	2,936,332
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,175,620
5.25% 3/1/22	15,700,000	16,419,374
5.25% 3/1/23	3,340,000	3,491,135
5.25% 3/1/24	9,000,000	9,402,030
5.25% 3/1/25	3,000,000	3,122,010
5.25% 3/1/26	9,000,000	9,360,900
Series 2005 P:
5.125% 9/1/28	6,800,000	6,994,956
5.25% 9/1/26	8,000,000	8,341,840
Series 2006 S, 5% 9/1/36	15,000,000	15,048,900
Series 2007 U, 5% 9/1/37	7,500,000	7,526,925
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,207,870
Series 2008 W, 5% 3/1/12	5,545,000	5,894,890
Series 2008 Y, 5% 9/1/33	3,000,000	3,011,700
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,762,780
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (c)	2,000,000	2,245,100
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,541,550
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,698,922
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,501,150
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	2,990,121
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	965,480
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,879,274
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,116,900
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,325,829
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	170,000	178,129
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,192,112
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	$ 1,500,000	$ 1,646,565
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,790,575
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,890,197
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,027,520
(William Paterson College Proj.) Series C:
5% 7/1/18 (Assured Guaranty Corp. Insured)	2,150,000	2,357,948
5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,787,833
New Jersey Gen. Oblig. Series 2005 N, 5.5% 7/15/17 (FGIC Insured)	1,000,000	1,140,600
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 A, 5% 7/1/11	5,820,000	6,058,969
Series A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,843,035
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,714,739
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,470,302
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,028,680
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,257,648
(Saint Joseph's Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (AMBAC Insured)	1,000,000	1,000,000
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,049,569
5% 3/1/21	2,680,000	2,689,192
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,926,163
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,686,258
Series 2008 A. 5.25% 10/1/38	5,000,000	4,910,750
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,327,321
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,085
6% 3/1/14 (MBIA Insured)	2,965,000	3,070,495
New Jersey Tobacco Settlement Fing. Corp.:
Series 1A, 5% 6/1/41	6,000,000	4,280,760
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp.: - continued
Series 2003:
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 7,215,000	$ 8,210,886
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	4,005,000	4,681,324
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (c)	1,770,000	2,088,370
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	683,518
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	219,623
Series A, 5% 1/1/25 (FSA Insured)	16,700,000	17,209,851
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,618,249
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,100,000	3,583,569
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,595,200
Series 2005 D, 5% 6/15/20	4,000,000	4,146,240
Series 2006 C:
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,582,700
0% 12/15/34 (FSA Insured)	4,000,000	971,040
Series A:
5.5% 6/15/12	145,000	157,425
5.75% 6/15/15 (Escrowed to Maturity) (c)	3,000,000	3,460,830
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,780,954
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,290,036
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,290,190
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,598,700
5.5% 12/15/20 (FGIC Insured)	15,235,000	16,795,521
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	416,000
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (c)	3,000,000	3,379,830
5.5% 12/15/13 (FSA Insured)	8,285,000	9,224,933
5.75% 12/15/12 (FSA Insured)	5,000,000	5,552,500
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,588,519
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (MBIA Insured) (b)	1,500,000	1,518,900
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (MBIA Insured)	$ 2,840,000	$ 3,093,442
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004:
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (c)	5,000,000	5,501,500
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,811,925
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,556,991
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,018,820
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,072,190
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	896,240
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,829,652
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,513,335
Rutgers State Univ. Rev. Series 1992 A, 6.4% 5/1/13	1,720,000	1,878,326
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,188,167
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,208,920
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,858,842
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,090,600
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. Series 2004, 5% 6/15/29 (MBIA Insured)	1,000,000	1,000,420
		520,459,492
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,382,901
Series A, 5% 7/1/26 (MBIA Insured)	2,855,000	2,945,247
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,063,740
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,110,900
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 1999:
5.75% 1/1/15 (FSA Insured)	$ 2,000,000	$ 2,079,320
6% 1/1/18 (FSA Insured)	1,300,000	1,351,428
		11,933,536
New York & New Jersey - 8.6%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,289,165
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,032,370
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	7,773,273
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,584,610
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,178,092
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,178,230
5% 11/1/19 (FSA Insured)	2,800,000	2,951,928
5% 11/1/22 (FSA Insured)	2,190,000	2,279,615
134th Series, 5% 1/15/39	4,500,000	4,538,340
136th Series, 5.25% 11/1/16 (MBIA Insured) (b)	2,800,000	2,958,536
138th Series, 5% 12/1/13 (FGIC Insured) (b)	1,745,000	1,852,946
141st Series, 5% 9/1/18 (AMBAC Insured) (b)	6,000,000	6,134,880
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	3,274,680
		54,026,665
Puerto Rico - 4.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,115,980
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	3,000,000	3,050,970
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	6,075,000	6,325,290
Series 2005 C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,110,100
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,092,880
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,169,650
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,700,000	$ 1,798,464
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,051,050
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	2,500,000	2,590,425
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	6,000,000	931,860
		28,236,669
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $608,014,598)	615,056,766
NET OTHER ASSETS - 1.6%	9,930,352
NET ASSETS - 100%	$ 624,987,118
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 615,056,766	$ -	$ 615,056,766	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $607,915,347. Net unrealized appreciation aggregated $7,141,419, of which $13,186,212 related to appreciated investment securities and $6,044,793 related to depreciated investment securities.

Quarterly Report

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008